Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	$ 76	$ 93
Average balance of impaired loans	1,431	1,741
U S Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	60	67
Average balance of impaired loans	1,221	1,498
U S Card Services [Member] | Cardmember Receivables [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	0	0
Average balance of impaired loans	135	145
International Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	16	26
Average balance of impaired loans	$ 75	$ 98